Goodwill and Acquired Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Acquired Intangible Assets

11. GOODWILL AND ACQUIRED INTANGIBLE ASSETS

Intangible assets: The cumulative value of intangible assets related to the Company’s acquisition of FCI and Centronix in 2007, BTL in 2011, Shannon Systems in 2015 and Bigtera in 2017 are as follows:

	December 31
	2017				2018
	US$				US$
	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount	Cost	Accumulated Impairment	Accumulated Amortization	Net Carrying Amount
Acquisition-related intangible assets	13,117	—	(5,688)	7,429	13,117	(3,444)	(8,652)	1,021

The Company assesses the impairment of intangible assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. No impairment losses were recognized in 2016 and 2017. In 2018, the Company determined that the carrying amounts for intangible assets of its Bigtera unit exceeded its fair value, which was close to nil, and recorded impairment charges of US$3,444 thousand due to lower than projected revenue. The impairment was measured based on a projected discounted cash flow method. Certain factors, such as revenue growth rates, projected gross margins, perpetual growth rate and risk-adjusted discount rate used for this nonrecurring fair value measurement were considered Level 3 within the fair value hierarchy due to the significance of unobservable inputs using company specific information. Amortization expense of acquisition-related intangible assets for the years ended December 31, 2016, 2017 and 2018 were US$2,103 thousand, US$2,534 thousand and US$2,964 thousand, respectively.

Goodwill: Goodwill is not amortized, but instead is reviewed and tested for impairment at least annually or whenever events or circumstances occur which indicate that goodwill might be impaired. The goodwill that resulted from the Company’s acquisition of FCI and Centronix in 2007 and purchase of BTL’s assets in 2011 was US$66,300 thousand. As a result of the acquisition of Shannon Systems in 2015 and Bigtera in 2017, the Company recorded additional goodwill of US$33,204 thousand and US$625 thousand, respectively. Impairment of goodwill is tested at the Company’s reporting unit level by comparing the carrying amount, including goodwill, to the fair value. In performing the analysis, the Company uses the best information available, including reasonable and supportable assumptions and projections. Goodwill is tested for impairment annually on November 30. Total goodwill was US$58,964 thousand and US$58,331 thousand as of December 31, 2017 and 2018, respectively. The Company recognizes an impairment charge for the amount by which the carrying amount of the reporting unit exceeds its implied fair value.

The Company elected to adopt ASU 2017-04 starting 2017 (as described in Note 2 above). Under the updated guidance, the Company applied a one-step quantitative test and recorded the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value. Fair value determinations are sensitive to changes in the underlying assumptions and factors including those relating to estimating future operating cash flows to be generated from the reporting unit which are dependent upon historical data and internal forecasts and projections developed by management. The Company’s strategic plans, estimates of perpetual growth rate taking into account the annual goodwill impairment analysis of the current economic environment and the timing and degree of any economic recovery and market participant assumptions. Key assumptions within the five-year discounted cash flow analysis prepared for the annual goodwill impairment analysis included revenue growth rates, projected gross margins, perpetual growth rate and risk-adjusted discount rate that the Company determined to be appropriate. The inputs used are classified as Level 3 within the fair value hierarchy due to the significance of unobservable inputs using company-specific information. As a result of the goodwill impairment tests conducted as of November 30, 2017 and 2018, the Company determined that the carrying amounts for mobile communications unit and Bigtera unit exceeded the fair value and recorded goodwill impairment charges of US$10,337 thousand and US$625 thousand in the fourth quarter of 2017 and 2018, respectively. The company used an income approach (discounted cash flow model) to determine the fair value of the mobile communications unit and the Bigtera unit. Mobile communications unit impairment charge in 2017 was mainly attributable to a project cancellation by a customer and delayed commercialization of a new product. Bigtera unit impairment charge in 2018 was mainly due was to lower than projected revenue.

	December 31
	2017				2018
	US$				US$
	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount	Cost	Accumulated Impairment	Foreign Currency Adjustment	Net Carrying Amount
Goodwill	100,129	(41,145)	(20)	58,964	100,129	(41,770)	(28)	58,331